Phoenix Life Insurance Company

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Big Edge	Flex Edge
The Big Edge Plus®	Flex Edge Success®
Group Strategic Edge®	Joint Edge®
The Big Edge Choice® for NY	Individual Edge®
Phoenix Dimensions®*	Phoenix Benefit Choice VUL®*
Phoenix Joint Edge® VUL*

SUPPLEMENT DATED JUNE 11, 2014

TO THE

PROSPECTUS DATED APRIL 30, 2012*, as previously supplemented

Background

As Phoenix Life Insurance Company (the “Company” and “we”) previously disclosed to you by prospectus supplement, the Company determined that certain of its previously issued financial statements prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and incorporated by reference into the April 30, 2012 prospectus**, should no longer be relied upon and should be restated to correct errors in those financial statements (the “GAAP restatement”). The GAAP restatement of the Company has been completed.

As a result of the GAAP restatement, the Company has been unable to update its registration statements for products offered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with the Company’s current GAAP financial information and related disclosure. In May 2014, the updated full or summary prospectuses for the underlying funds available through the variable investment options in which your contract value is invested, and the audited financial statements of the separate account funding the contract for the year ended December 31, 2013 were mailed to you. We will send you an updated prospectus for the contract after the Company has completed its delayed audited GAAP financial statements for the year ended December 31, 2013 (the “2013 GAAP financial statements”). At that time, the updated Statement of Additional Information regarding the contract, which will contain the Company’s 2013 GAAP financial statements, will also be available upon request.

The Company has not sold to any new contract owners any SEC-registered annuity and life insurance contracts since the GAAP restatement process was announced by the Company. Contract owners at that time, however, have been permitted to exercise rights provided by their existing contracts, including the right to make additional premium payments into these SEC-registered annuity and life insurance contracts.

Revised Timetable for Delayed SEC Filings

On June 3, 2014, The Phoenix Companies, Inc. (“PNX”), the parent of the Company, issued a news release announcing a revised timetable for its delayed filings with the U.S. Securities and Exchange Commission (“SEC”) for both PNX and its subsidiary, PHL Variable Insurance Company (“PHL Variable”). The revised timetable sets August 6, 2014 as the filing date for the PNX Annual Report on Form 10-K for the year ended December 31, 2013 (the “PNX 2013 Form 10-K”) and August 22, 2014 as the filing date for the PHL Variable Annual Report on Form 10-K for the year ended December 31, 2013 (the “PHL Variable 2013 Form 10-K”) and an expectation for both companies to be current in their SEC periodic reporting obligations by December 12, 2014. This reflects a departure from the schedule that was part of a March 21, 2014 SEC administrative order, which set a June 4, 2014 filing date for the PNX 2013 Form 10-K, a July 3, 2014 filing date for the PHL Variable 2013 Form 10-K, and an expectation of being current with all SEC periodic reporting obligations of PNX and PHL Variable by November 14, 2014. PNX and PHL Variable have informed their relevant regulatory authorities of this departure, which provides the additional time PNX and PHL Variable believe they need to meet their financial reporting obligations based on their experience in the process of completing their 2012 delayed SEC filings. The timing of the completion of the Company’s 2013 audited GAAP financial statements is dependent on the substantial completion of the 2013 GAAP audit of PNX and its insurance company subsidiaries.

Extensions to File with State Insurance Regulators

On June 3, 2014, the Company said it had received from the New York State Department of Financial Services, its domiciliary insurance regulator, a 60-day extension for submission of its audited financial statements for the year ended December 31, 2013 prepared in accordance with Statements of Statutory Accounting Principles (“STAT”) and the filing of management’s report on internal control over financial reporting of the Company. Accordingly, the Company did not file these materials with its regulator on or before the May 31,

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2014 filing deadline. The Company has made requests for extensions in the other jurisdictions in which it is authorized to conduct business. The Company is not aware of the denial of any such request. The Company intends to seek further extensions as required.

Update regarding 2013 Annual STAT Financial Statements

The Company has determined that the completion of its 2013 audited STAT financial statements is dependent on substantial completion of its GAAP financial statements for the year ended December 31, 2013, the evaluation of internal control over financial reporting and the related audit processes.

The Company advises that its first quarter 2014 and full year 2013 unaudited STAT financial statements, which were timely filed with its domiciliary state insurance regulator, should be relied upon as the most current assessment of the Company’s financial condition. The Company noted that its STAT financial statements are not indicative of, and are not a replacement for, its GAAP financial statements. Because of the differences between STAT and GAAP accounting principles, variances between the Company’s STAT financial statements and its GAAP financial statements are likely to be material. The Company’s 2013 audited STAT financial statements, when completed, could materially and adversely vary from its unaudited 2013 STAT financial statements.

*    *    *    *

This supplement should be retained with the Prospectus and Supplements dated January 7, 2013, March 6, 2013, as revised March 20, 2013, May 1, 2013, May 24, 2013, June 6, 2013, July 3, 2013, August 20, 2013, November 21, 2013, February 11, 2014, March 13, 2014 and May 8 for future reference. If you have any questions, please contact us at 1-800-541-0171.

This supplement has not been audited by the independent auditors.

Cautionary Statement Regarding Forward-Looking Statements

This document contains certain forward-looking statements of the Company with respect to the anticipated future performance of the Company and its products. These forward-looking statements include statements relating to, or representing management’s beliefs about, future events, transactions, strategies, operations and financial results, including, without limitation, our expectation to provide information within anticipated timeframes and in accordance with the administrative order entered by the SEC with respect to PHL Variable and PNX, and otherwise in accordance with law, the outcome of litigation and claims as well as regulatory examinations, investigations, proceedings and orders arising out of the GAAP restatement and the failure by PHL Variable and PNX to complete their delayed SEC filings, file SEC reports on a timely basis, and become current in their periodic SEC reporting obligations in accordance with their previously announced revised timetables, potential penalties that may result from failure to timely file statutory financial statements with state insurance regulators, and failure to comply with the Order. Such forward-looking statements often contain words such as “will,” “anticipate,” “believe,” “plan,” “estimate,” “expect,” “intend,” “is targeting,” “may,” “should” and other similar words or expressions. Forward-looking statements are made based upon management’s current expectations and beliefs and are not guarantees of future performance. Our ability to resume providing financial information in a timely manner is subject to a number of contingencies, including but not limited to, whether existing systems and processes can be timely updated, supplemented or replaced, and whether additional filings may be necessary in connection with the GAAP restatement. Our actual business, financial condition or results of operations may differ materially from those suggested by forward-looking statements as a result of risks and uncertainties which include, among others, those risks and uncertainties described in this document and our product registration statements as amended and supplemented from time to time. You are urged to carefully consider all such factors. We do not undertake or plan to update or revise forward-looking statements to reflect actual results, changes in plans, assumptions, estimates or projections, or other circumstances occurring after the date of this document, even if such results, changes or circumstances make it clear that any forward-looking information will not be realized. If we make any future public statements or disclosures which modify or impact any of the forward-looking statements contained in or accompanying this document, such statements or disclosures will be deemed to modify or supersede such statements in this document.

*	Phoenix Dimensions®, Phoenix Benefit Choice VUL®, and Phoenix Joint Edge® VUL last effective prospectus dated April 29, 2011 and previously additionally supplemented.

**

For Phoenix Dimensions®, Phoenix Benefit Choice VUL®, and Phoenix Joint Edge® VUL our previously issued audited financial statements for the years ended December 31, 2010 and 2009 were incorporated by reference into the April 29, 2011 prospectus.

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